SCHEDULE OF ASSETS ACQUIRED AND LIABILITIES ASSUMED, BASED ON THEIR RELATIVE FAIR VALUES (Details) - USD ($)	Jun. 30, 2023	May 08, 2023	Oct. 04, 2022	Jun. 30, 2022
Intelligent Fingerprinting Limited Acquisition
Cash and cash equivalents		$ 174,481
Inventory		774,625
Other current assets		345,038
Property and Equipment		52,170
Intangible assets		5,463,000
Goodwill		3,803,293
Total assets acquired		10,612,607
Accounts payable and accrued expenses		(1,027,302)
Notes payable		(677,137)
Convertible notes payable		(1,683,764)
Total liabilities assumed		(3,388,203)
Net assets		$ 7,224,404	$ 7,224,404